Expense Example {- Franklin Income VIP Fund} - FTVIP Class 4-61 - Franklin Income VIP Fund - Class 4	May 01, 2021 USD ($)
Expense Example:
1 year	$ 84
3 years	264
5 years	460
10 years	$ 1,025